Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Long Only Commodity And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Long Only Commodity Series [Member]
Sale of Units	$ 1,636,562	[1]	$ 935	[1]	$ 496,147	[1]
Redemption of Units	(5,750,674)	[1]	(941,110)	[1]	(665,477)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(79,119)	[1]	467,081	[1]	793,182	[1]
Owners' Capital			4,193,231	[1],[2]	4,666,325	[1]	4,042,473	[1]
Owners' Capital - Units, Sale of Units	15,544	[1]	12	[1]	7,417	[1]
Owners' Capital - Units, Redemption of Units	(59,272)	[1]	(11,263)	[1]	(9,310)	[1]
Owners' Capital - Units			43,728	[1]	54,979	[1]	56,872	[1]
Long Only Commodity Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units	(48,901)	[1]	(80,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(2,311)	[1]	(2,301)	[1]	23,421	[1]
Owners' Capital			51,212	[1]	133,513	[1]	110,092	[1]
Owners' Capital - Units, Redemption of Units	(494)	[1]	(985)	[1]
Owners' Capital - Units			494	[1]	1,479	[1]	1,479	[1]
Long Only Commodity Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	1,084	[1]	935	[1]	409,347	[1]
Redemption of Units	(3,330,733)	[1]	(731,802)	[1]	(572,400)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(19,304)	[1]	368,239	[1]	620,408	[1]
Owners' Capital			3,348,953	[1]	3,711,581	[1]	3,254,226	[1]
Owners' Capital - Units, Sale of Units	12	[1]	12	[1]	6,185	[1]
Owners' Capital - Units, Redemption of Units	(35,599)	[1]	(8,830)	[1]	(8,065)	[1]
Owners' Capital - Units			35,587	[1]	44,405	[1]	46,285	[1]
Change in net asset value per unit	$ (7.00)	[1]	$ 10.52	[1]	$ 13.28	[1]
Net asset value per unit	$ 87.11	[1],[3]	$ 94.11	[1]	$ 83.59	[1]	$ 70.31	[1]
Long Only Commodity Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					86,800	[1]
Redemption of Units	(815,229)	[1]	(129,308)	[1]	(93,077)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	22,163	[1]	101,143	[1]	149,353	[1]
Owners' Capital			793,066	[1]	821,231	[1]	678,155	[1]
Owners' Capital - Units, Sale of Units					1,232	[1]
Owners' Capital - Units, Redemption of Units	(7,647)	[1]	(1,448)	[1]	(1,245)	[1]
Owners' Capital - Units			7,647	[1]	9,095	[1]	9,108	[1]
Change in net asset value per unit	$ (5.83)	[1],[4]	$ 13.41	[1],[4]	$ 15.84	[1],[4]
Net asset value per unit	$ 97.88	[1],[3],[4]	$ 103.71	[1],[4]	$ 90.30	[1],[4]	$ 74.46	[1],[4]
Long Only Commodity Series [Member] | Limited Owners Class 3 [Member]
Sale of Units	1,635,478	[1],[5]
Redemption of Units	(1,555,811)	[1],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	(79,667)	[1],[5]
Owners' Capital - Units, Sale of Units	15,532	[1],[5]
Owners' Capital - Units, Redemption of Units	(15,532)	[1],[5]
Change in net asset value per unit	$ (6.00)	[1],[5]
Net asset value per unit	$ 97.88	[1],[3],[5]	$ 103.88	[1],[5]
Managed Futures Index Series [Member]
Sale of Units	375,118	[1]	2,000,000	[1]	1,979,837	[1]
Redemption of Units	(5,177,304)	[1]	(916,820)	[1]	(1,047,400)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(358,277)	[1]	304,074	[1]	(562,279)	[1]
Owners' Capital			5,160,463	[1],[2]	3,773,209	[1]	3,403,051	[1]
Owners' Capital - Units, Sale of Units	2,962	[1]	16,177	[1]	15,414	[1]
Owners' Capital - Units, Redemption of Units	(43,816)	[1]	(7,608)	[1]	(8,412)	[1]
Owners' Capital - Units			40,854	[1]	32,285	[1]	25,283	[1]
Managed Futures Index Series [Member] | Managing Owner Class 2 [Member]
Sale of Units			2,000,000	[1]	200,000	[1]
Redemption of Units	(2,200,563)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(174,586)	[1]	115,944	[1]	(18,354)	[1]
Owners' Capital			2,375,149	[1]	259,205	[1]	77,559	[1]
Owners' Capital - Units, Sale of Units			16,177	[1]	1,582	[1]
Owners' Capital - Units, Redemption of Units	(18,314)	[1]
Owners' Capital - Units			18,314	[1]	2,137	[1]	555	[1]
Managed Futures Index Series [Member] | Limited Owners Class 1 [Member]
Sale of Units					708,699	[1]
Redemption of Units	(1,310,251)	[1]	(518,756)	[1]	(822,446)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(78,201)	[1]	75,773	[1]	(321,795)	[1]
Owners' Capital			1,388,452	[1]	1,831,435	[1]	2,266,977	[1]
Owners' Capital - Units, Sale of Units					5,748	[1]
Owners' Capital - Units, Redemption of Units	(11,770)	[1]	(4,504)	[1]	(6,625)	[1]
Owners' Capital - Units			11,770	[1]	16,274	[1]	17,151	[1]
Change in net asset value per unit	$ (11.13)	[1]	$ 5.42	[1]	$ (19.64)	[1]
Net asset value per unit	$ 106.83	[1],[3]	$ 117.96	[1]	$ 112.54	[1]	$ 132.18	[1]
Managed Futures Index Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					1,071,138	[1]
Redemption of Units	(1,306,278)	[1]	(398,064)	[1]	(224,954)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(90,584)	[1]	112,357	[1]	(222,130)	[1]
Owners' Capital			1,396,862	[1]	1,682,569	[1]	1,058,515	[1]
Owners' Capital - Units, Sale of Units					8,084	[1]
Owners' Capital - Units, Redemption of Units	(10,770)	[1]	(3,104)	[1]	(1,787)	[1]
Owners' Capital - Units			10,770	[1]	13,874	[1]	7,577	[1]
Change in net asset value per unit	$ (9.93)	[1],[4]	$ 8.41	[1],[4]	$ (18.42)	[1],[4]
Net asset value per unit	$ 119.76	[1],[3],[4]	$ 129.69	[1],[4]	$ 121.28	[1],[4]	$ 139.70	[1],[4]
Managed Futures Index Series [Member] | Limited Owners Class 3 [Member]
Sale of Units	375,118	[1],[5]
Redemption of Units	(360,212)	[1],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	$ (14,906)	[1],[5]
Owners' Capital - Units, Sale of Units	2,962	[1],[5]
Owners' Capital - Units, Redemption of Units	(2,962)	[1],[5]
Change in net asset value per unit	$ (6.97)	[1],[5]
Net asset value per unit	$ 119.76	[1],[3],[5]	$ 126.73	[1],[5]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[2]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.
[3]	Net asset value per unit represents the liquidation value.
[4]	Values are for both the Managing Owner and Limited Owners.
[5]	The Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 units began trading operations on January 14, 2011